Equity-based participation plans for associates (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Expense related to all equity-based participation and liabilities arising from equity-based payment transactions
(USD millions)	2019	2018	2017

Expense related to equity-based participation plans	1 067	918	853

Liabilities arising from equity-based payment transactions	326	273	261

Schedule of unvested restricted stock units roll forward
	2019			2018

	Number of shares in millions	Weighted average fair value at grant date in USD	Fair value at grant date in USD millions	Number of shares in millions	Weighted average fair value at grant date in USD	Fair value at grant date in USD millions

Non-vested shares at January 1	25.7	77.1	1 981	23.9	80.6	1 926

Granted

– Annual Incentive	1.1	78.4	86	1.3	83.9	109

– Share savings plans	4.2	83.0	349	4.1	84.9	348

– Select North America	5.3	64.0	339	3.9	77.8	303

– Select outside North America	2.6	67.4	175	2.1	79.7	167

– Long-Term Performance Plan	2.5	68.9	172	1.5	85.8	129

– Long-Term Relative Performance Plan	0.1	0.0	0	0.3	52.0	16

– Other share awards	1.9	67.7	129	1.2	77.9	93

Vested	– 13.3	80.3	– 1 068	– 10.7	90.2	– 965

Forfeited	– 4.3	76.3	– 328	– 1.9	76.4	– 145

Non-vested shares at December 31	25.8	71.1	1 835	25.7	77.1	1 981

Select outside North America
Statement [line items]
Disclosure of number and weighted average remaining contractual life of outstanding share options
	2019		2018

	Options (millions)	Weighted average exercise price (USD)	Options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	5.6	59.9	7.4	59.5

Sold or exercised	– 2.2	58.4	– 1.8	58.2

Outstanding at December 31	3.4	60.9	5.6	59.9

Exercisable at December 31	3.4	60.9	5.6	59.9

Disclosure of range of exercise prices of outstanding share options
Options outstanding					Total/ weighted average

Number outstanding (millions)	0.3	0.7	0.9	1.5	3.4

Remaining contractual life (years)	0.0	1.0	2.0	3.0	2.1

Exercise price (USD)	54.5	57.0	57.6	66.0	60.9

Select North America
Statement [line items]
Disclosure of number and weighted average remaining contractual life of outstanding share options
	2019		2018

	ADR options (millions)	Weighted average exercise price (USD)	ADR options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	15.2	60.7	20.3	59.9

Sold or exercised	– 5.6	58.6	– 5.1	57.4

Outstanding at December 31	9.6	61.9	15.2	60.7

Exercisable at December 31	9.6	61.9	15.2	60.7

Disclosure of range of exercise prices of outstanding share options
ADR options outstanding					Total/ weighted average

Number outstanding (millions)	0.4	1.2	2.9	5.1	9.6

Remaining contractual life (years)	0.0	1.0	2.0	3.0	2.3

Exercise price (USD)	54.5	57.0	57.6	66.0	61.9